Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of revenue from contracts with customers
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2021 $000s	2020 $000s	2019 $000s
Contract revenue	9,979	8,341	8,688
Grant income	7,409	3,427	1,119
Total revenue	17,388	11,768	9,807
All amounts recorded in contract revenue were generated in the United States. For the years ended December 31, 2021 and 2020 contract revenue includes royalties received from an associate in the amount of $231 thousand and $54 thousand, respectively.

Disclosure of disaggregation of revenue from contracts with customers
The Group disaggregates contract revenue in a manner that depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition For the years ended December 31,	2021 $000s	2020 $000s	2019 $000s
Transferred at a point in time – Licensing Income[1]	6,809	2,054	—
Transferred over time[2]	3,171	6,286	8,688
	9,979	8,341	8,688
1    2021 – Attributed to Internal segment ($6.5 million), Controlled Founded Entities segment ($74 thousand) and to Parent Company and Other ($235 thousand); 2020 – Attributed to Parent Company and Other. See note 4, Segment information.
2    2021 – Attributed to Internal segment ($1,629 thousand) and Controlled Founded Entities segment ($1,541 thousand); 2020 – Attributed to Internal segment ($5,297 thousand), and Controlled Founded Entities segment ($990 thousand), 2019 – Attributed to Internal segment ($7,077 thousand), Controlled founded entities segment ($1,474 thousand) and Parent Company and Other ($137 thousand). See Note 4, Segment Information.

Customers over 10% of revenue	2021 $000s	2020 $000s	2019 $000s
Customer A	—	1,518	4,973
Customer B	1,500	896	1,433
Customer C	—	2,043	1,091
Customer D	7,250	1,736	1,013
Customer E	—	2,000	—
	8,750	8,193	8,510

Schedule of Contract Balances	Contract liabilities are included within deferred revenue on the Consolidated Statement of Financial Position.

Contract Balances	2021 $000s	2020 $000s
Accounts receivable	704	711
Deferred revenue – short term	65	1,472
During the year ended December 31, 2021, $1.4 million of revenue was recognized from deferred revenue outstanding at December 31, 2020.